PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	2024 A$	2023 A$
Laboratory equipment, at cost	973,778	975,619
Less: cost written-off during the year	-	(8,243)
Add: additions during the year	21,976	6,402
Less: accumulated depreciation	(973,593)	(941,545)
Add: accumulated depreciation written-off during the year	-	8,243
Net laboratory equipment	22,161	40,476
Computer equipment, at cost	289,265	292,817
Less: cost written-off during the year	(8,490)	(3,099)
Less: cost transferred	-	(11,603)
Add: additions during the year	10,639	11,150
Less: accumulated depreciation	(270,821)	(261,580)
Add: accumulated depreciation transferred	-	11,897
Add: accumulated depreciation written-off during the year	8,490	3,099
Net computer equipment	29,083	42,681
Office equipment, at cost	30,312	18,709
Less: cost written-off during the year	-	-
Add: cost transferred	-	11,603
Add: additions during the year	352
Less: accumulated depreciation	(29,213)	(11,949)
Less: accumulated depreciation transferred	-	(11,897)
Add: accumulated depreciation written-off during the year	-	-
Net office equipment	1,451	6,466
Total net property, plant and equipment	52,695	89,623

Reconciliation of property, plant and equipment
Opening gross carrying amount	1,290,605	1,284,395
Add: additions purchased during the year	32,967	17,552
Less: cost written-off during the year	(8,490)	(11,342)
Closing gross carrying amount	1,315,082	1,290,605
Opening accumulated depreciation and impairment losses	(1,200,982)	(978,220)
Add: accumulated depreciation written-off during the year	8,490	11,342
Less: cost written-off during the year	(76,699)	(234,697)
Add: foreign currency translation	6,804	593
Closing accumulated depreciation and impairment losses	(1,262,387)	(1,200,982)
Total net property, plant and equipment	52,695	89,623

SCHEDULE OF RECONCILIATION OF MOVEMENTS IN PROPERTY, PLANT AND EQUIPMENT BY ASSET CATEGORY

Reconciliation of movements in property, plant and equipment by asset category for the year ended June 30, 2024

Asset category	Opening net carrying Amount A$	Additions during year A$	Transfer during year A$	Depreciation expense A$	Foreign currency translation A$	Closing net carrying amount A$
Laboratory equipment	40,476	21,976	-	(40,290)	(1)	22,161
Computer equipment	42,681	10,639	-	(30,990)	6,753	29,083
Office equipment	6,466	352	-	(5,419)	52	1,451
Totals	89,623	32,697	-	(76,699)	6,804	52,695

Reconciliation of movements in property, plant and equipment by asset category for the year ended June 30, 2023

Asset category	Opening net carrying Amount A$	Additions during year A$	Transfer during year A$	Depreciation expense A$	Foreign currency translation A$	Closing net carrying amount A$
Laboratory equipment	231,004	6,402	-	(196,928)	(2)	40,476
Computer equipment	62,631	11,150	294	(31,394)	-	42,681
Office equipment	12,540	-	(294)	(6,375)	595	6,466
Totals	306,175	17,552	-	(234,697)	593	89,623